Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Beginning of the year at Dec. 31, 2018	kr 51,839	kr 490	kr (11)	kr 53,406	kr (2,046)
Net profit	38,951			38,951
Other comprehensive income	1,165			(187)	1,352
Total comprehensive income	40,116			38,764	1,352
Transactions with owners:
Dividends (note 4.1)	(19,409)			(19,409)
Share-based payments (note 5.1)	363			363
Tax related to restricted stock units	18			18
Purchase of treasury shares (note 4.2)	(15,334)		(9)	(15,325)
Reduction of the B share capital (note 4.2)	0	(10)	10
Equity at end of period at Dec. 31, 2019	57,593	480	(10)	57,817	(694)
Net profit	42,138			42,138
Other comprehensive income	(610)			(67)	(543)
Total comprehensive income	41,528			42,071	(543)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	326				326
Transactions with owners:
Dividends (note 4.1)	(20,121)			(20,121)
Share-based payments (note 5.1)	823			823
Tax related to restricted stock units	31			31
Purchase of treasury shares (note 4.2)	(16,855)		(8)	(16,847)
Reduction of the B share capital (note 4.2)	0	(10)	10
Equity at end of period at Dec. 31, 2020	63,325	470	(8)	63,774	(911)
Net profit	47,757			47,757
Other comprehensive income	(670)			146	(816)
Total comprehensive income	47,087			47,903	(816)
Transfer of cash flow hedge reserve to intangible assets (note 4.2)	13				13
Transactions with owners:
Dividends (note 4.1)	(21,517)			(21,517)
Share-based payments (note 5.1)	1,040			1,040
Tax related to restricted stock units	245			245
Purchase of treasury shares (note 4.2)	(19,447)		(6)	(19,441)
Reduction of the B share capital (note 4.2)	0	(8)	8
Equity at end of period at Dec. 31, 2021	kr 70,746	kr 462	kr (6)	kr 72,004	kr (1,714)